Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
12.	Earnings per share:

Earnings per share computation:

To the extent that EPS for class A common shares exceed the first target dividend level of $0.485 per share per quarter, and there is sufficient operating surplus as defined in the Company's Articles of Incorporation, undistributed earnings would be allocated to class C common shares for the purpose of calculating EPS under the two-class method. Otherwise, class C common shares would not participate in earnings. To date, class C common shares have not participated in earnings. Although the EPS for class A common shares have exceeded the first target dividend level of $0.485 per share per quarter for certain quarters there has not been adequate operating surplus for class C shares to participate in earnings.

The Company applies the if-converted method to determine the EPS impact for the convertible Series A preferred shares. The following is a reconciliation of the numerator and denominator used in the basic and diluted EPS computations.

For the year ended December 31, 2011	Income (loss) (numerator)	Shares (denominator)	Per share amount
Net loss	$(83,400)
Less:
Series A preferred share dividends	(30,295)
Series B preferred share dividends	1,060
Series C preferred share dividends	(28,497)

Basic and diluted EPS (1):
Loss from continuing operations attributable to common shareholders	$(141,132)	69,217,000	$(2.04)

(1)	The convertible Series A preferred shares and share-based payments are not included in the computation of diluted EPS because their effects are anti-dilutive for the period.

For the year ended December 31, 2010	Income (loss) (numerator)	Shares (denominator)	Per share amount
Net loss	$(87,747)
Less:
Series A preferred share dividends	(26,918)
Series B preferred share dividends	(1,409)

Basic and diluted EPS (1):
Loss from continuing operations attributable to common shareholders	$(116,074)	68,195,000	$(1.70)

(1)	The convertible Series A preferred shares and share-based payments are not included in the computation of diluted EPS because their effects are anti-dilutive for the period.

For the year ended December 31, 2009	Income (loss) (numerator)	Shares (denominator)	Per share amount
Net earnings	$145,252
Less: Series A preferred share dividends	(14,464)

Basic EPS:
Income from continuing operations attributable to common shareholders	$130,788	67,340,000	$1.94
Effect of dilutive securities:
Convertible Series A preferred shares	14,464	15,803,000
Share-based payments	—	23,000

Diluted EPS:
Income attributable to common shareholders plus assumed conversion	$145,252	83,166,000	$1.75